Segment reporting (Tables)	12 Months Ended
Dec. 31, 2015
Table Text Block
Schedule Of Segment Reporting Information By Segment Text Block
December 31, 2015
		Banco Popular	Banco Popular	Intersegment
(In thousands)		de Puerto Rico	North America	Eliminations
Net interest income		$1,231,585	$239,379	$-
Provision for loan losses		240,817	626	-
Non-interest income		464,786	22,667	125
Amortization of intangibles		10,465	554	-
Depreciation expense		40,440	6,272	-
Other operating expenses		970,201	188,102	-
Income tax expense (benefit)		116,058	(580,738)	-
Net income		$318,390	$647,230	$125
Segment assets		$27,907,350	$7,780,002	$(129,038)

December 31, 2015
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,470,964	$(61,981)	$-	$1,408,983
Provision for loan losses	241,443	35	-	241,478
Non-interest income	487,578	34,486	(2,523)	519,541
Amortization of intangibles	11,019	-	-	11,019
Depreciation expense	46,712	762	-	47,474
Other operating expenses	1,158,303	74,212	(2,787)	1,229,728
Income tax benefit	(464,680)	(30,595)	103	(495,172)
Net income (loss)	$965,745	$(71,909)	$161	$893,997
Segment assets	$35,558,314	$4,953,505	(4,742,285)	$35,769,534

December 31, 2014
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,288,889	$157,701	$-
Provision (reversal of provision) for loan losses	289,184	(18,850)	-
Non-interest income	283,251	64,319	-
Amortization of intangibles	7,351	809	-
Depreciation expense	39,062	6,617	-
Loss on early extinguishment of debt	-	532	-
Other operating expenses	884,289	184,369	-
Income tax expense	77,973	3,101	-
Net income	$274,281	$45,442	$-
Segment assets	27,384,169	5,503,433	(17,972)

December 31, 2014
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,446,590	$(501,518)	$-	$945,072
Provision (reversal of provision) for loan losses	270,334	(200)	-	270,134
Non-interest income	347,570	41,695	(2,750)	386,515
Amortization of intangibles	8,160	-	-	8,160
Depreciation expense	45,679	648	-	46,327
Loss on early extinguishment of debt	532	-	-	532
Other operating expenses	1,068,658	72,759	(2,752)	1,138,665
Income tax expense (benefit)	81,074	(22,796)	1	58,279
Net income (loss)	$319,723	$(510,234)	$1	$(190,510)
Segment assets	32,869,630	4,937,372	(4,710,307)	33,096,695

December 31, 2013
		Banco Popular	Banco Popular	Intersegment
(In thousands)		de Puerto Rico	North America	Eliminations
Net interest income		$1,260,537	$192,265	$-
Provision (reversal of provision) for loan losses		616,883	(11,175)	-
Non-interest income		281,894	36,252	-
Amortization of intangibles		7,162	809	-
Depreciation expense		38,282	6,839	-
Other operating expenses		943,444	153,207	-
Income tax (benefit) expense		(236,898)	2,795	-
Net income		$173,558	$76,042	$-
Segment assets		$26,883,073	$8,724,784	$(24,609)

December 31, 2013
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,452,802	$(108,228)	$-	$1,344,574
Provision for loan losses	605,708	398	-	606,106
Non-interest income	318,146	475,663	(2,796)	791,013
Amortization of intangibles	7,971	-	-	7,971
Depreciation expense	45,121	643	-	45,764
Loss on early extinguishment of debt	-	3,388	-	3,388
Other operating expenses	1,096,651	70,997	(2,781)	1,164,867
Income tax benefit	(234,103)	(17,082)	(142)	(251,327)
Net income	$249,600	$309,091	$127	$558,818
Segment assets	$35,583,248	$5,495,498	$(5,329,413)	$35,749,333

December 31, 2015
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$463,681	$753,595	$7,793	$6,516	$1,231,585
Provision for loan losses	101,826	138,991	-	-	240,817
Non-interest income	110,684	251,037	103,464	(399)	464,786
Amortization of intangibles	7	7,330	3,128	-	10,465
Depreciation expense	16,936	22,433	1,071	-	40,440
Other operating expenses	278,847	621,121	70,632	(399)	970,201
Income tax expense	48,793	55,429	11,836	-	116,058
Net income	$127,956	$159,328	$24,590	$6,516	$318,390
Segment assets	$9,235,675	$18,595,789	$392,658	$(316,772)	$27,907,350

December 31, 2014
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$521,957	$757,721	$9,207	$4	$1,288,889
Provision for loan losses	138,213	150,971	-	-	289,184
Non-interest income	3,534	181,117	98,794	(194)	283,251
Amortization of intangibles	4	6,836	511	-	7,351
Depreciation expense	16,407	21,551	1,104	-	39,062
Other operating expenses	254,146	562,345	67,992	(194)	884,289
Income tax expense	22,899	38,825	16,249	-	77,973
Net income	$93,822	$158,310	$22,145	$4	$274,281
Segment assets	$10,267,633	$18,895,974	$591,955	$(2,371,393)	$27,384,169

December 31, 2013
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$493,836	$757,039	$9,662	$-	$1,260,537
Provision for loan losses	180,228	436,655	-	-	616,883
Non-interest (expense) income	(41,362)	224,080	99,243	(67)	281,894
Amortization of intangibles	4	6,837	321	-	7,162
Depreciation expense	16,083	20,981	1,218	-	38,282
Other operating expenses	296,319	578,903	68,289	(67)	943,444
Income tax (benefit) expense	(66,747)	(182,471)	12,320	-	(236,898)
Net income	$26,587	$120,214	$26,757	$-	$173,558
Segment assets	$10,803,992	$18,083,293	$576,299	$(2,580,511)	$26,883,073

Schedule Of Revenues And Selected Balance Sheet Information By Geographic Area Table [TextBlock]
Geographic Information

(In thousands)	2015	2014	2013
Revenues:[1]
Puerto Rico	$1,598,066	$1,024,416	$1,838,657
United States	255,714	223,264	218,295
Other	74,744	83,907	78,635
Total consolidated revenues	$1,928,524	$1,331,587	$2,135,587

Selected Balance Sheet Information
(In thousands)	2015	2014	2013
Puerto Rico
Total assets	$26,771,985	$26,276,561	$25,714,758
Loans	17,477,070	17,704,170	18,107,764
Deposits	20,893,232	20,365,445	19,730,408
United States
Total assets	$7,859,217	$5,689,604	$8,897,535
Loans	4,873,504	3,568,564	5,839,115
Deposits	5,288,886	3,442,084	6,007,159
Other
Total assets	$1,138,332	$1,130,530	$1,137,040
Loans	778,656	780,483	759,840
Deposits [1]	1,027,605	1,000,006	973,578
[1] Represents deposits from BPPR operations located in the U.S. and British Virgin Islands.